Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Total Payments
Total	$ 1,119,478	$ 1,155,313	$ 20,581	$ 85,942	$ 1,023	$ 2,382,337
Onshore U.S. - New Mexico [Member]
Total		1,047,691	9,662		901
Onshore U.S. - North Dakota [Member]
Total		39,462	555
Onshore U.S. - Oklahoma [Member]
Total		285
Onshore U.S. - Texas [Member]
Total					$ 122
Onshore U.S. - Wyoming [Member]
Total		52,836	2,893
Offshore Trinidad & Tobago (Atlantic Ocean) [Member]
Total	9,084	$ 15,039	6,972	84,252
Offshore Trinidad & Tobago (Atlantic Ocean) (In-Kind Payment) [Member]
Total				$ 1,690
Offshore Australia (Joseph Bonaparte Gulf) [Member]
Total			189
Payments by EOG Consolidated Entity (Not Attributable to a Specific Project(s)) [Member]
Total	$ 1,110,394		$ 310